Land use right	12 Months Ended
Dec. 31, 2025
Land Use Right [Abstract]
Land use right
11.
Land use right

	As of December 31,
	2024	2025
	(in US$ thousands)
Land use rights	$167,896	$171,708
Less: accumulated amortization	(6,501)	(10,117)
Land use rights, net	$161,395	$161,591

The Company acquired the land use right in February 2023. Amortization expense for land use right were US$3.4 million and US$3.4 million for the years ended December 31, 2024 and 2025, respectively. As of December 31, 2025, land use right with net book value of US$161.6 million were pledged as collateral for the Company’s borrowings (Note 15).